Mining interests - Other - Narrative (Details) $ in Thousands			12 Months Ended
	Sep. 02, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of long-lived assets			$ 322,148	$ (909)
Mining interests (Note 10)			3,563,490	2,274,730
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			6,413,195	4,411,220	$ 3,985,529
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			(2,849,705)	(2,136,490)	$ (1,753,698)
Kiaka Project | Disposal group, disposed by sale, not discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Deferred consideration on sale of Ondundu Property (Note 10)		$ 45,000
Consideration paid (received)	$ (45,000)
Volta Resources (Cayman) Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mining properties		0.81
Leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			28,000
Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			19,000
Corporate office | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			24,000
Corporate office | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			(5,000)
Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			9,000
Other leased assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			20,000
Other leased assets | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 10)			(11,000)
Non-core Properties | Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of long-lived assets			$ 20,000	$ 12,000